Asset Retirement Obligations (Changes to AROs) (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Asset Retirement Obligations [Line Items]
Asset retirement obligation, liabilities incurred	$ 138	$ 28
Property, plant and equipment, net, decrease	25
Other Current Liabilities
Asset Retirement Obligations [Line Items]
Asset retirement obligations	365	$ 196
Other Operations and Maintenance
Asset Retirement Obligations [Line Items]
Asset retirement obligation, liabilities incurred	44
Asset retirement obligation, liabilities incurred after tax	$ 35